Subsequent Events - Additional Information (Detail) (Subsequent Event, Cash Distribution, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jan. 25, 2013
Subsequent Event | Cash Distribution
Subsequent Event [Line Items]
Declaration of cash distribution	$ 0.45
Distribution declaration date	Jan. 25, 2013
Cash distribution declared to partnership unitholders	$ 84.1
Distribution payment date	Feb. 13, 2013
Distribution record date	Feb. 06, 2013